Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.650000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	1.92538%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,560,712.08

Principal:
Principal Collections	$28,322,794.44
Prepayments in Full	$11,759,218.51
Liquidation Proceeds	$863,032.80
Recoveries	$30,538.70
Sub Total	$40,975,584.45
Collections	$44,536,296.53

Purchase Amounts:
Purchase Amounts Related to Principal	$97,445.74
Purchase Amounts Related to Interest	$337.51
Sub Total	$97,783.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,634,079.78

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,634,079.78
Servicing Fee	$1,142,476.87	$1,142,476.87	$0.00	$0.00	$43,491,602.91
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,491,602.91
Interest - Class A-2a Notes	$934,837.85	$934,837.85	$0.00	$0.00	$42,556,765.06
Interest - Class A-2b Notes	$139,028.78	$139,028.78	$0.00	$0.00	$42,417,736.28
Interest - Class A-3 Notes	$1,138,294.17	$1,138,294.17	$0.00	$0.00	$41,279,442.11
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$40,899,988.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,899,988.36
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$40,776,822.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,776,822.69
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$40,688,476.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,688,476.86
Regular Principal Payment	$52,833,143.56	$40,688,476.86	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$44,634,079.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,688,476.86
Total					$40,688,476.86
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$33,687,947.48	$70.01	$934,837.85	$1.94	$34,622,785.33	$71.95
Class A-2b Notes	$7,000,529.38	$70.01	$139,028.78	$1.39	$7,139,558.16	$71.40
Class A-3 Notes	$0.00	$0.00	$1,138,294.17	$2.32	$1,138,294.17	$2.32
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$40,688,476.86	$24.94	$2,803,126.05	$1.72	$43,491,602.91	$26.66

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$403,527,129.86	0.8385502	$369,839,182.38	0.7685449
Class A-2b Notes	$83,855,020.54	0.8385502	$76,854,491.16	0.7685449
Class A-3 Notes	$491,350,000.00	1.0000000	$491,350,000.00	1.0000000
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$1,220,062,150.40	0.7477475	$1,179,373,673.54	0.7228105

Pool Information
Weighted Average APR	3.218%	3.204%
Weighted Average Remaining Term	51.20	50.33
Number of Receivables Outstanding	51,693	50,883
Pool Balance	$1,370,972,247.92	$1,329,182,788.29
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,253,210,976.48	$1,215,720,717.57
Pool Factor	0.7673213	0.7439321

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$113,462,070.72
Targeted Overcollateralization Amount	$161,953,781.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$149,809,114.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		103	$746,968.14
(Recoveries)		14	$30,538.70
Net Loss for Current Collection Period			$716,429.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6271%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4595%
Second Prior Collection Period			0.2943%
Prior Collection Period			0.5753%
Current Collection Period			0.6368%
Four Month Average (Current and Prior Three Collection Periods)			0.4915%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		806	$3,424,011.83
(Cumulative Recoveries)			$121,937.43
Cumulative Net Loss for All Collection Periods			$3,302,074.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1848%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,248.15
Average Net Loss for Receivables that have experienced a Realized Loss			$4,096.87

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.82%	392	$10,925,905.56
61-90 Days Delinquent	0.09%	37	$1,237,987.67
91-120 Days Delinquent	0.01%	4	$149,630.76
Over 120 Days Delinquent	0.02%	7	$254,226.64
Total Delinquent Receivables	0.95%	440	$12,567,750.63

Repossession Inventory:
Repossessed in the Current Collection Period		37	$1,162,885.42
Total Repossessed Inventory		62	$2,026,928.73

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1025%
Prior Collection Period			0.0871%
Current Collection Period			0.0943%
Three Month Average			0.0946%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1235%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	9

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer